INVESTMENT IN NOVEL LABORATORIES INC (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2006 Novel Laboratories, Inc [Member]	Mar. 31, 2012 Gavis Pharmaceuticals [Member]	Mar. 31, 2011 Gavis Pharmaceuticals [Member]	Mar. 31, 2010 Gavis Pharmaceuticals [Member]	Mar. 31, 2010 Wolters Kluwer [Member]
Noncontrolling Interest, Ownership Percentage by Parent							10.00%
Revenue, Net	$ 667,682	$ 509,938	$ 1,880,754	$ 1,774,047	$ 2,424,118	$ 4,265,963		$ 24,900,000	$ 13,100,000	$ 7,300,000	$ 80,000,000
Cost Method Investments	$ 3,329,322		$ 3,329,322		$ 3,329,322	$ 3,329,322